As filed with the Securities and Exchange Commission on April 8, 2005

                                           1933 Act Registration No. 333-123660

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-14AE

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

          [X]   Pre-Effective                    [ ]   Post-Effective
                Amendment No. 2                        Amendment No.

                               PHOENIX SERIES FUND
                             (Phoenix Balanced Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301

                              ---------------------

                    (Address of Principal Executive Offices)

                           Matthew A. Swendiman, Esq.
                                     Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056

                              ---------------------

                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                            Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

         The Registrant has registered an indefinite amount of securities of its Phoenix Balanced Fund under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 2004 was filed with the Commission on or about January 20, 2005.

         It is proposed that this filing will become effective on April __, 2005 pursuant to Rule 488 of the Securities Act of 1933.

Parts A and B of Registrant's Pre-Effective Amendment No. 1 to its registration statement on Form N-14AE under the Securities Act of 1933 ("1933 Act"), filed on April 4, 2005, are incorporated by reference herein and this Pre-Effective Amendment No. 2 is being filed for the sole purpose of filing as Exhibit 11 the opinion and consent of counsel as to the legality of the shares to be issued under this registration statement.

                               PHOENIX SERIES FUND

                                     PART C

                                OTHER INFORMATION

Item 15.    Indemnification.

         The response to this item is incorporated by reference to "Liability and Indemnification of Trustees" under the caption "Comparative Information on Shareholders' Rights" in Part A of this Registration Statement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

         The Investment Advisory Agreement, Underwriting Agreement, Master Custodian Agreement and Transfer Agency Agreement provides that the Registrant will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Item 16.    Exhibits:

1. Agreement and Declaration of Trust. Incorporated by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on November 30, 2000 ("Post Effective Amendment No. 92").

2.       Bylaws. Incorporated by reference to Post-Effective Amendment No. 92.

3.       Not applicable.

4.       Agreement and Plan of Reorganization. Exhibit A to the
         Prospectus/Information Statement contained in Part A of this Registration Statement.

5.       None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Registrant. Incorporated by reference to Post- Effective Amendment No. 96 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on February 27, 2004 ("Post-Effective Amendment No. 96").

6(b). Subadvisory Agreement between PIC and Engemann Asset Management dated January 1, 2005. Incorporated by reference to Pre-Effective
         Amendment No. 1 to the Registrant's Registration Statement on Form N-14AE (File No. 333-123660) filed with the SEC on April 4, 2005 (N-14AE Pre-Effective Amendment No. 1).

7(a). Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO"). Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on December 29, 1997 ("Post-Effective Amendment No. 85").

7(b). Form of Sales Agreement between PEPCO and dealers. Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 25, 2005 ("Post-Effective Amendment No. 97").

8. Form of Deferred Compensation Plan. Incorporated by reference to N-14AE Pre-Effective Amendment No. 1.

9(a). Master Custodian Contract between the Registrant and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 85.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 96.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post- Effective Amendment No. 96.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract between Phoenix Series Fund and State Street Bank and Trust Company. Incorporated by reference to Post- Effective Amendment No. 96.

10(a). Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 85.

10(b). Class B Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on September 11, 2000("Post-Effective Amendment No. 91").

10(c). Class C Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91.

10(d). First Amendment to Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 96.

10(e). 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

10(f). First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

10(g). Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

11.      Opinion and consent of Matthew A. Swendiman, Esq.

12. Tax opinion and consent of Sullivan & Worcester LLP. To be filed by amendment.

13(a). Transfer Agency and Service Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on February 27, 1997.

13(b). Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 85.

13(c). Sub-Transfer Agent Agreement between PEPCO and State Street Bank & Trust Company. Incorporated by reference to Post-Effective Amendment No. 85.

13(d). First Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A (File No. 002-14069) filed with the SEC on March 1, 1999 ("Post-Effective Amendment No. 87").

13(e). Second Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87.

13(f). Third Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 96.

13(g). Fourth Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 97.

13(h). First Amendment to the Transfer Agency and Service Agreement between Phoenix Series Fund and PEPCO. Incorporated by reference to Post-Effective Amendment No. 97.

14(a).   Consent of independent registered public accounting firm
         PricewaterhouseCoopers LLP. Incorporated by reference to N-14AE Pre-Effective Amendment No. 1.

15.      Not applicable.

16. Powers of Attorney. Incorporated by reference to Post-Effective Amendment No. 97.

17.      Not applicable.


Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 8th day of April, 2005.

                                                   PHOENIX SERIES FUND

                                                   By:    /s/ Daniel T. Geraci
                                                          --------------------
                                                   Name:  Daniel T. Geraci
                                                   Title: President

         As required by the Securities Act of 1933, the following persons have signed this Registration Statement in the capacities indicated on the 8th day of April, 2005.

Signatures                          Title
----------                          -----

/s/ E. Virgil Conway                Trustee
--------------------
E. Virgil Conway*

/s/ Nancy G. Curtiss                Treasurer (Principal Financial and
--------------------                Accounting Officer)
Nancy G. Curtiss

/s/ Harry Dalzell-Payne             Trustee
-----------------------
Harry Dalzell-Payne*

/s/ S. Leland Dill                  Trustee
------------------
S. Leland Dill*

/s/ Daniel T. Geraci                President (Principal Executive Officer)
--------------------
Daniel T. Geraci

/s/ Francis E. Jeffries             Trustee
-----------------------
Francis E. Jeffries*

/s/ Leroy Keith, Jr.                Trustee
--------------------
Leroy Keith, Jr.*

/s/ Marilyn E. LaMarche             Trustee
-----------------------
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin            Chairman
------------------------
Philip R. McLoughlin*

/s/ Geraldine M. McNamara           Trustee
-------------------------
Geraldine M. McNamara*

/s/ Everett L. Morris               Trustee
---------------------
Everett L. Morris*

/s/ James M. Oates                  Trustee
------------------
James M. Oates*

/s/ Donald B. Romans                Trustee
--------------------
Donald B. Romans*

/s/ Richard E. Segerson             Trustee
-----------------------
Richard E. Segerson*

/s/ Ferdinand L. J. Verdonck        Trustee
----------------------------
Ferdinand L. J. Verdonck*

/s/ Lowell P. Weicker, Jr.          Trustee
--------------------------
Lowell P. Weicker, Jr.*

* By: /s/ Daniel T. Geraci
      --------------------
         Daniel T. Geraci
         Attorney-in-fact, pursuant to powers of attorney.

                                      S-2